Equity (Details 4) - Warrants [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Expected volatility in market price of shares	50.00%
Expected dividend yield	0.00%	0.00%	0.00%
Expected forfeiture rate	0.00%	0.00%	0.00%
Minimum [member]
Statement Line Items [Line Items]
Risk-free interest rate	1.88%	0.64%	0.64%
Expected life	2 years	2 years	2 years
Expected volatility in market price of shares		50.00%	50.00%
Maximum [member]
Statement Line Items [Line Items]
Risk-free interest rate	2.49%	2.10%	1.58%
Expected life	8 years	10 years	10 years
Expected volatility in market price of shares		55.00%	55.00%